LEASES (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments under non-cancellable leases as of September 30, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the nine months ended September 30, 2020)	$30
2021	105
2022	76
2023	59
2024	41
2025 and thereafter	120
Total future minimum lease payments	$431
Less: Interest	43
Total	$388

Schedule of Undiscounted Lease Payments to be Received
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472